Sales Revenue - Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 635,932	¥ 608,945
Within 1 year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	245,826	230,865
Between 1 and 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	363,831	355,882
Later than 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 26,275	¥ 22,198